Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill
The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2019
Historic cost	123,044,901
Book Value	123,044,901

As of December 31, 2019
Additions for business combinations (1)	306,691
Other increases (decreases) (2)	9,153,712
Conversion effect	(7,549,866)
Changes	1,910,537
Book Value	124,955,438

As of December 31, 2019
Historic cost	124,955,438
Book Value	124,955,438

As of December 31, 2020
Other increases (decreases) (2)	6,243,023
Impairment of the year (3)	(3,401,430)
Conversion effect	(10,606,268)
Changes	(7,764,675)
Book Value	117,190,763

As of December 31, 2020
Historic cost	117,190,763
Book Value	117,190,763
(1) Corresponds to effects on goodwill from business combinations whose final fair values were determined in 2019.
(2) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(3) See
Note 32 - Other Gain (Losses).

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments	The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2020	As of December 31, 2019
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	3,982	5,892
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA. (1)	202,469	202,469
	Sub-Total	44,607,939	44,609,849
International Business	CCU Argentina S.A. and subsidiaries	23,812,988	26,014,868
	Marzurel S.A., Coralina S.A. and Milotur S.A.	3,425,283	4,422,841
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	4,672,582	5,214,846
	Bebidas Bolivianas BBO S.A. (2)	8,255,827	12,276,890
	Sub-Total	40,166,680	47,929,445
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		117,190,763	124,955,438
(1)

See
Note 15 – Business combinations, letter d)
.
(2)

See
Note 1 – General information letter D) number (4)
.

Disclosure of Detailed Information About in Intangible Assets And Goodwill
The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2021 ThCh$	148,650	34,877	1,171	1,891	1,260
Perpetual growth	3.00%	2.50%	2.20%	3.00%	4.00%
Discount rate	7.79%	15.48%	9.50%	8.80%	10.40%